Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 09, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for each of our Chief Executive Officers during 2024 and the average compensation for our other named executive officers, both as reported in the 2024 Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021, and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA (our Company-selected measure) over such years in accordance with SEC rules.
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(5)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(5)	Summary Compensation Table Total for Third PEO(1)	Compensation Actually Paid to Third PEO(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss)(4)	Adjusted EBITDA
									Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,844,251	3,866,509	21,865,641	1,623,752	N/A	N/A	4,596,255	1,535,438	30.24	152.33	(668,000,000)	1,060,400,000
2023	N/A	N/A	12,478,373	10,579,394	N/A	N/A	5,681,364	5,657,407	55.12	191.27	(986,600,000)	1,117,200,000
2022	N/A	N/A	8,375,608	5,440,653	4,538,176	(2,164,082)	2,644,643	(226,698)	49.64	148.65	(4,035,600,000)	1,112,700,000
2021	N/A	N/A	N/A	N/A	5,319,950	2,813,040	4,404,432	3,903,063	140.00	188.32	(311,956,000)	800,400,000
2020	N/A	N/A	N/A	N/A	20,672,203	17,397,284	2,584,121	5,873,874	176.85	131.74	(350,625,000)	486,600,000
(1)
The first PEO is Matti Shem Tov, the second PEO is Jonathan Gear, and the third PEO is Jerre Stead. Mr. Stead became Chairman Emeritus of the Board on October 21, 2022, and receives no compensation for this position. Amounts in this column for Messrs. Gear and Stead have been adjusted to reflect the base salary earned by Messrs. Gear and Stead during the applicable fiscal year.

(2)
The 2024 and 2023 NEOs are: Jonathan Collins, Bar Veinstein, Henry Levy, and Gordon Samson. The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks, and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy, and Stephen Hartman. Amounts in this column have been adjusted to reflect the base salary earned by the NEO during the applicable fiscal year.

(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s Annual Report on Form 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc., and Verisk Analytics, Inc.

(4)
Our 2024, 2023 and 2022 net income (loss) attributable to ordinary shares, as reported under U.S. GAAP, includes goodwill and intangible asset impairments of $540.7 million, $979.9 million and $4,449.1 million, respectively.

(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2024. We paid no dividends during 2024, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2024, see “Compensation Discussion and Analysis,” above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to First PEO
2024	4,844,251	(4,209,999)	3,232,257	—	—	—	—	3,232,257	3,866,509
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) - (e)	Average Compensation Actually Paid to Non-PEO NEOs
2024	4,596,255	(3,499,905)	2,529,147	(358,448)	(1,728,377)	—	3,234	439,088	1,535,438

Company Selected Measure Name			AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The first PEO is Matti Shem Tov, the second PEO is Jonathan Gear, and the third PEO is Jerre Stead. Mr. Stead became Chairman Emeritus of the Board on October 21, 2022, and receives no compensation for this position. Amounts in this column for Messrs. Gear and Stead have been adjusted to reflect the base salary earned by Messrs. Gear and Stead during the applicable fiscal year.
(2)
The 2024 and 2023 NEOs are: Jonathan Collins, Bar Veinstein, Henry Levy, and Gordon Samson. The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks, and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy, and Stephen Hartman. Amounts in this column have been adjusted to reflect the base salary earned by the NEO during the applicable fiscal year.

Peer Group Issuers, Footnote
(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s Annual Report on Form 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc., and Verisk Analytics, Inc.

Adjustment To PEO Compensation, Footnote
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2024. We paid no dividends during 2024, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2024, see “Compensation Discussion and Analysis,” above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) + (d) - (e)	Compensation Actually Paid to First PEO
2024	4,844,251	(4,209,999)	3,232,257	—	—	—	—	3,232,257	3,866,509

Non-PEO NEO Average Total Compensation Amount			$ 4,596,255	$ 5,681,364	$ 2,644,643	$ 4,404,432	$ 2,584,121
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,535,438	5,657,407	(226,698)	3,903,063	5,873,874
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2024. We paid no dividends during 2024, and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2024, see “Compensation Discussion and Analysis,” above.
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year-End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards That Vested During the Current Year (b)	Change in Fair Value of Prior Awards That Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year-End Fair Value of Prior Awards That Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) - (e)	Average Compensation Actually Paid to Non-PEO NEOs
2024	4,596,255	(3,499,905)	2,529,147	(358,448)	(1,728,377)	—	3,234	439,088	1,535,438

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked list of the performance measures we have determined as our most important performance measures used to link CAP to our NEOs to Company performance in the most recently completed fiscal year:
Revenue

Free cash flow

Adjusted EBITDA

Adjusted diluted EPS

Relative TSR

Total Shareholder Return Amount			$ 30.24	55.12	49.64	140	176.85
Peer Group Total Shareholder Return Amount			152.33	191.27	148.65	188.32	131.74
Net Income (Loss)			$ (668,000,000)	$ (986,600,000)	$ (4,035,600,000)	$ (311,956,000)	$ (350,625,000)
Company Selected Measure Amount			1,060,400,000	1,117,200,000	1,112,700,000	800,400,000	486,600,000
Goodwill, Impairment Loss			$ 540,700,000	$ 979,900,000	$ 4,449,100,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Free cash flow
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted diluted EPS
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,844,251
PEO Actually Paid Compensation Amount			3,866,509
PEO Name	Matti Shem Tov
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			21,865,641	12,478,373	8,375,608
PEO Actually Paid Compensation Amount			1,623,752	$ 10,579,394	5,440,653
PEO Name		Jonathan Gear
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,538,176	$ 5,319,950	$ 20,672,203
PEO Actually Paid Compensation Amount					$ (2,164,082)	$ 2,813,040	$ 17,397,284
PEO | First PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,209,999)
PEO | First PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,232,257
PEO | First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,232,257
PEO | First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | First PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | First PEO [Member] | Prior Year End Fair Value Of Prior Awards That Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,499,905)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			439,088
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,529,147
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,728,377)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(358,448)
Non-PEO NEO | Prior Year End Fair Value Of Prior Awards That Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,234